Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2017
Net loss per ordinary share attributable to Stratasys Ltd.
Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three months ended March 31, 2017 and 2016:

	Three months ended March 31,
	2017	2016
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd.– for the computation
of basic and diluted net loss per share	$(13,857)	$(23,141)

Denominator:
Weighted average shares – for the computation of basic
and diluted net loss per share	52,690	52,098

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.26)	$(0.44)
Diluted	$(0.26)	$(0.44)